UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Brian C. Janssen

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New Perspective Fund® Semi-annual report for the six months ended March 31, 2019

Tap into the growth
potential of global
equities.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

New Perspective Fund seeks to provide you with long-term growth of capital. Future income is a secondary objective.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–1.03%	7.56%	13.04%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.75% for Class A shares as of the prospectus dated December 1, 2018 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

In a highly volatile period for global equity markets, New Perspective Fund declined in value on an absolute basis while exceeding all of its benchmarks.

For the six months ended March 31, 2019, the fund fell 1.16% for shareholders who reinvested a dividend of 45 cents a share and a capital gain of $2.41 a share paid in December 2018. This result surpassed the 2.13% decline recorded by the fund’s primary benchmark, the MSCI ACWI (All Country World Index), which measures returns for equity markets in more than 40 developed and emerging markets countries.

In addition, New Perspective Fund outpaced its peers as reflected by the Lipper Global Funds Index, which dropped 3.06%, and the Standard & Poor’s 500 Composite Index, which lost 1.72%. As shown in the table below, the fund’s results compare favorably to its benchmark and peer group over longer time frames as well.

Sharp swings in global markets

World equity markets fell in the fourth quarter of 2018, pressured by rising interest rates, slowing global economic growth and deteriorating relations between the U.S. and China. In contrast, stocks rebounded in the first quarter of 2019 amid indications

Results at a glance

For periods ended March 31, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 3/13/73)

New Perspective Fund (Class A shares)	–1.16%	5.01%	8.84%	13.71%	12.16%
MSCI ACWI (All Country World Index)[1,2,3]	–2.13	2.60	6.45	11.98	8.59
Standard & Poor’s 500 Composite Index[4]	–1.72	9.50	10.91	15.92	10.44
Lipper Global Funds Index	–3.06	0.57	5.81	11.29	—	[5]

[1]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.
[2]	Results reflect dividends net of withholding taxes.
[3]	From March 13, 1973, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[4]	The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: S&P Dow Jones Indices LLC.
[5]	The Lipper Global Funds Index began operations on December 31, 1983. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Thomson Reuters Lipper.

New Perspective Fund	1

that the U.S. Federal Reserve would place its rate-hiking plans on hold and progress in U.S.-China trade negotiations. By the end of the six-month period, stocks had regained much of the losses suffered in the fourth quarter despite ongoing worries about the state of the economy.

The U.S. economy continued to show signs of strength, particularly in the labor market, while pronounced slowdowns in China and Europe kept investors on edge. China’s economic growth declined to a nearly 30-year low amid weakness in several key areas, including the housing market and export activity. European growth also disappointed as a brewing trade war and political uncertainty clouded the outlook for the eurozone. A strong U.S. dollar weighed on corporate earnings of multinational companies as the euro and many emerging markets currencies declined.

Sector results mixed

Defensive areas of the market generally outpaced more cyclical sectors, underscored by a rally among utilities and real estate companies. The trend was particularly acute in the fourth quarter when shares of companies with solid dividends and steady cash flows were in high demand. In the U.S. bond market, rising short-term interest rates and a partial inversion of the yield curve prompted worries about the potential end of a decade-long economic expansion. Meanwhile, the U.S. economy grew by 2.9% in 2018, the highest annual growth rate since 2015.

Cyclicals fell across the board, marked by a rapid decline in energy stocks. Oil prices plummeted in the fourth quarter, punishing shares of major integrated oil and exploration companies. Financial stocks declined more than the overall market, pressured by the slowing economy. Technology and consumer-tech firms also experienced big drops in share prices, but many of them staged an impressive comeback in the first quarter.

Inside the portfolio

Select investments in the information technology sector produced solid returns for the fund. Chipmaker Broadcom was among the top contributors, rallying on better-than-expected earnings amid a slowdown in chip demand. Shares of ServiceNow also moved higher on robust profit growth from its subscription-based, workflow-management software business. Elsewhere in the sector, AAC Technologies declined as sluggish smartphone sales hurt companies in the Apple iPhone supply chain.

A number of health care holdings contributed meaningfully to results. Overall, the sector rallied on attractive valuations, rising M&A activity and investor optimism for innovative new drugs. Incyte shares soared amid persistent acquisition talk as potential suitors eyed the biotech firm’s attractive pipeline of cancer drugs. On the other hand, shares of Biogen declined sharply following the company’s decision to discontinue research on a once-promising Alzheimer’s treatment.

2	New Perspective Fund

Certain investments in the communication services sector declined. Nintendo shares fell amid investor concerns about the growing competitive threat of free-to-play internet streaming games. The fund’s managers continue to view Nintendo as an attractive, long-term investment primarily because of its valuable intellectual property — including iconic names such as Mario Bros., Donkey Kong and the Legend of Zelda.

Across all sectors, the fund remains focused on companies that have potentially long growth runways. This continues to be expressed through large positions in technology, communication services and consumer-orientated companies, which account for a substantial share of the portfolio. While income is a consideration in the management of New Perspective Fund, its primary investment objective remains long-term growth of capital. To articulate a clearer expression of our investment approach, we will remove the references to the fund’s secondary objective of future income from the fund’s investment objective effective December 1, 2019. The fund’s board of trustees has approved this change in the fund’s objective.

Looking ahead

Despite signs of a decelerating global economy, we remain optimistic about world equity markets going forward and, specifically, the companies we have selected through the lens of the NPF investment approach. Well-managed multinationals continue to demonstrate their resilience in an environment of shifting global trade patterns. Even with markets falling precipitously in the fourth quarter of 2018, our view was that the fundamentals had not changed significantly for many of our portfolio holdings. As a result, we saw the market decline as a buying opportunity.

From a macroeconomic perspective, the climate remains supportive for growth-oriented investors. Relatively low inflation and accommodative monetary policies are combining to provide a favorable tailwind in markets around the world. More importantly, we believe our extensive research capabilities and intense focus on fundamental analysis help us to separate winners from losers in an evolving investment landscape.

We thank you for your commitment to the fund, and we look forward to reporting to you again in six months.

Sincerely,

Joanna F. Jonsson	Robert W. Lovelace
Co-President	Co-President

May 9, 2019

For current information about the fund, visit americanfunds.com.

New Perspective Fund	3

Summary investment portfolio March 31, 2019	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	52.02%
Eurozone*	11.94
Japan	5.45
United Kingdom	5.05
Taiwan	2.92
Hong Kong	2.65
Switzerland	2.51
Denmark	1.97
Canada	1.61
Other countries	7.82
Short-term securities & other assets less liabilities	6.06
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 93.90%	Shares	Value (000)
Information technology 20.72%
Microsoft Corp.	16,263,100	$1,918,070
Taiwan Semiconductor Manufacturing Co., Ltd.	218,983,941	1,744,312
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	121,020
Mastercard Inc., Class A	6,700,600	1,577,656
Broadcom Inc.	5,092,600	1,531,396
Visa Inc., Class A	7,923,000	1,237,493
ASML Holding NV	4,109,516	770,767
ASML Holding NV (New York registered)	2,094,770	393,921
ServiceNow, Inc.[1]	2,921,675	720,164
Samsung Electronics Co., Ltd.	17,821,621	701,027
Intel Corp.	11,140,200	598,229
GoDaddy Inc., Class A1	7,229,297	543,571
Murata Manufacturing Co., Ltd.	9,586,300	476,763
Other securities		5,426,520
		17,760,909

4	New Perspective Fund

	Shares	Value (000)
Consumer discretionary 14.29%
Amazon.com, Inc.[1]	1,822,932	$3,246,186
Naspers Ltd., Class N	4,737,322	1,094,026
Tesla, Inc.[1]	3,232,000	904,508
NIKE, Inc., Class B	10,128,300	852,904
LVMH Moët Hennessy-Louis Vuitton SE	1,886,158	693,770
Ctrip.com International, Ltd. (ADR)[1]	11,823,800	516,582
Hilton Worldwide Holdings Inc.	5,986,101	497,505
adidas AG	1,949,487	473,669
Other securities		3,965,511
		12,244,661

Health care 11.59%
Intuitive Surgical, Inc.[1]	2,080,000	1,186,806
Boston Scientific Corp.[1]	23,870,055	916,133
Thermo Fisher Scientific Inc.	2,657,974	727,541
AstraZeneca PLC	8,400,702	667,653
Regeneron Pharmaceuticals, Inc.[1]	1,368,000	561,728
Zoetis Inc., Class A	5,525,000	556,202
Vertex Pharmaceuticals Inc.[1]	2,499,900	459,857
Other securities		4,861,303
		9,937,223

Financials 10.45%
JPMorgan Chase & Co.	12,741,200	1,289,792
AIA Group Ltd.	119,438,000	1,189,062
CME Group Inc., Class A	6,426,400	1,057,657
London Stock Exchange Group PLC	11,282,400	698,148
Chubb Ltd.	3,999,300	560,222
Moody’s Corp.	2,989,700	541,405
BlackRock, Inc.	1,113,789	476,000
Other securities		3,146,197
		8,958,483

Communication services 8.92%
Facebook, Inc., Class A1	13,114,800	2,186,106
Alphabet Inc., Class C1	926,723	1,087,333
Alphabet Inc., Class A1	622,800	732,967
Netflix, Inc.[1]	3,341,000	1,191,267
SoftBank Group Corp.	6,757,834	655,174
Other securities		1,790,840
		7,643,687

Industrials 8.24%
Airbus SE, non-registered shares	7,096,759	938,577
Safran SA	5,937,126	814,182
ASSA ABLOY AB, Class B	21,942,886	473,679
Other securities		4,840,333
		7,066,771

New Perspective Fund	5

Common stocks (continued)	Shares	Value (000)
Consumer staples 8.02%
Nestlé SA	10,777,488	$1,027,149
Pernod Ricard SA	4,297,502	771,316
Costco Wholesale Corp.	2,365,700	572,831
Other securities		4,499,277
		6,870,573

Materials 5.52%
Vale SA, ordinary nominative (ADR)	46,957,820	613,269
Vale SA, ordinary nominative	7,577,155	98,562
Koninklijke DSM NV	5,366,624	584,904
Linde PLC	2,395,600	421,458
Linde PLC (EUR denominated)	569,800	99,711
Other securities		2,912,211
		4,730,115

Energy 4.21%
Enbridge Inc. (CAD denominated)	15,936,052	577,173
Enbridge Inc. (CAD denominated)[2]	2,323,647	84,158
Reliance Industries Ltd.	25,311,500	498,100
Other securities		2,452,650
		3,612,081

Other 1.94%
Other securities		1,662,721

Total common stocks (cost: $50,960,483,000)		80,487,224

Convertible bonds 0.04%	Principal amount (000)
Energy 0.04%
Other securities		33,748

Total convertible bonds (cost: $41,265,000)		33,748

Short-term securities 5.98%	Shares
Money market investments 5.98%
Capital Group Central Cash Fund	51,268,775	5,125,852

Total short-term securities (cost: $5,126,347,000)		5,125,852
Total investment securities 99.92% (cost: $56,128,095,000)		85,646,824
Other assets less liabilities 0.08%		67,369

Net assets 100.00%		$85,714,193

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

6	New Perspective Fund

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $204,454,000, which represented .24% of the net assets of the fund.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended March 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.43%
Information technology 0.00%
GoDaddy Inc., Class A1,3	9,948,440	—	2,719,143	7,229,297
Health care 0.27%
Ultragenyx Pharmaceutical Inc.[1]	2,768,288	628,800	—	3,397,088
Industrials 0.16%
Aggreko PLC	12,908,377	73,962	—	12,982,339

	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Common stocks 0.43%
Information technology 0.00%
GoDaddy Inc., Class A1,3	$53,149	$(149,633)	$—	$—
Health care 0.27%
Ultragenyx Pharmaceutical Inc.[1]	—	(13,437)	—	235,622
Industrials 0.16%
Aggreko PLC	—	(14,400)	—	133,106
Total 0.43%	$53,149	$(177,470)	$—	$368,728

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $84,158,000, which represented .10% of the net assets of the fund.
[3]	Unaffiliated issuer at 3/31/2019.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

See notes to financial statements

New Perspective Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2019	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $55,748,744)	$85,278,096
Affiliated issuers (cost: $379,351)	368,728	$85,646,824
Cash denominated in currencies other than U.S. dollars (cost: $11,393)		11,393
Receivables for:
Sales of investments	350,853
Sales of fund’s shares	344,928
Dividends and interest	141,580
Other	4,940	842,301
		86,500,518

Liabilities:
Payables for:
Purchases of investments	625,375
Repurchases of fund’s shares	81,895
Investment advisory services	26,826
Services provided by related parties	16,348
Trustees’ deferred compensation	5,040
Bank overdraft	15,614
Other	15,227	786,325
Net assets at March 31, 2019		$85,714,193

Net assets consist of:
Capital paid in on shares of beneficial interest		$54,425,762
Total distributable earnings		31,288,431
Net assets at March 31, 2019		$85,714,193

See notes to financial statements

8	New Perspective Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,003,253 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$41,908,379	976,651		$42.91
Class C	1,453,818	35,388		41.08
Class T	11	—	*	42.87
Class F-1	1,714,142	40,215		42.62
Class F-2	9,210,400	215,423		42.76
Class F-3	4,744,462	110,580		42.91
Class 529-A	2,149,348	50,735		42.36
Class 529-C	259,480	6,331		40.99
Class 529-E	82,991	1,979		41.93
Class 529-T	13	—	*	42.86
Class 529-F-1	139,038	3,292		42.24
Class R-1	78,783	1,934		40.73
Class R-2	528,148	12,836		41.15
Class R-2E	63,273	1,499		42.20
Class R-3	1,560,405	37,252		41.89
Class R-4	1,985,760	46,972		42.28
Class R-5E	106,746	2,507		42.59
Class R-5	1,625,849	37,932		42.86
Class R-6	18,103,147	421,727		42.93

*	Amount less than one thousand.

See notes to financial statements

New Perspective Fund	9

Statement of operations	unaudited
for the six months ended March 31, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $25,417)	$488,522
Interest	56,542	$545,064
Fees and expenses*:
Investment advisory services	149,687
Distribution services	70,908
Transfer agent services	30,731
Administrative services	11,982
Reports to shareholders	1,296
Registration statement and prospectus	3,605
Trustees’ compensation	111
Auditing and legal	60
Custodian	3,230
Other	1,349
Total fees and expenses before reimbursements	272,959
Less transfer agent services reimbursements	21
Total fees and expenses after reimbursements		272,938
Net investment income		272,126

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	1,940,706
Affiliated issuers	53,149
Currency transactions	(2,947)	1,990,908
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $8,139):
Unaffiliated issuers	(3,177,302)
Affiliated issuers	(177,470)
Currency translations	(694)	(3,355,466)
Net realized gain and unrealized depreciation		(1,364,558)
Net decrease in net assets resulting from operations		$(1,092,432)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

10	New Perspective Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2019*	Year ended September 30, 2018
Operations:
Net investment income	$272,126	$727,553
Net realized gain	1,990,908	4,317,631
Net unrealized (depreciation) appreciation	(3,355,466)	5,097,160
Net (decrease) increase in net assets resulting from operations	(1,092,432)	10,142,344

Distributions paid to shareholders	(5,328,177)	(4,061,443)

Net capital share transactions	6,064,293	6,784,839

Total (decrease) increase in net assets	(356,316)	12,865,740

Net assets:
Beginning of period	86,070,509	73,204,769
End of period	$85,714,193	$86,070,509

*	Unaudited.

See notes to financial statements

New Perspective Fund	11

Notes to financial statements	unaudited

1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Future income is a secondary objective.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	New Perspective Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

New Perspective Fund	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

14	New Perspective Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

New Perspective Fund	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$17,760,909	$—	$—	$17,760,909
Consumer discretionary	12,244,661	—	—	12,244,661
Health care	9,937,223	—	—	9,937,223
Financials	8,958,483	—	—	8,958,483
Communication services	7,643,687	—	—	7,643,687
Industrials	7,066,771	—	—	7,066,771
Consumer staples	6,685,989	184,584	—	6,870,573
Materials	4,710,245	19,870	—	4,730,115
Energy	3,612,081	—	—	3,612,081
Other	1,662,721	—	—	1,662,721
Convertible bonds	—	33,748	—	33,748
Short-term securities	5,125,852	—	—	5,125,852
Total	$85,408,622	$238,202	$—	$85,646,824

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management

16	New Perspective Fund

performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. Growth-oriented stocks may underperform when the market favors other types of securities.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Short-term securities — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public.

New Perspective Fund	17

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$850,365
Undistributed long-term capital gains	4,037,028

18	New Perspective Fund

As of March 31, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$31,113,377
Gross unrealized depreciation on investments	(1,695,537)
Net unrealized appreciation on investments	29,417,840
Cost of investments	56,228,984

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended March 31, 2019				Year ended September 30, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$410,147		$2,218,136	$2,628,283	$177,672		$1,996,803	$2,174,475
Class C	3,527		82,910	86,437	—		74,490	74,490
Class T	—	*	1	1	—	*	1	1
Class F-1	15,194		90,949	106,143	6,616		87,086	93,702
Class F-2	106,278		469,285	575,563	38,660		298,171	336,831
Class F-3	54,404		225,546	279,950	21,277		140,107	161,384
Class 529-A	19,553		114,500	134,053	8,187		100,688	108,875
Class 529-C	377		14,999	15,376	—		14,761	14,761
Class 529-E	591		4,655	5,246	133		4,232	4,365
Class 529-T	—	*	1	1	—	*	1	1
Class 529-F-1	1,592		7,230	8,822	602		4,972	5,574
Class R-1	149		4,541	4,690	—		4,381	4,381
Class R-2	1,075		29,681	30,756	—		28,238	28,238
Class R-2E	304		3,268	3,572	84		3,011	3,095
Class R-3	9,972		87,540	97,512	1,935		86,764	88,699
Class R-4	19,227		110,262	129,489	8,487		103,904	112,391
Class R-5E	1,293		5,327	6,620	22		154	176
Class R-5	20,316		87,662	107,978	11,737		84,414	96,151
Class R-6	215,828		891,857	1,107,685	97,732		656,121	753,853
Total	$879,827		$4,448,350	$5,328,177	$373,144		$3,688,299	$4,061,443

*	Amount less than one thousand.

New Perspective Fund	19

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.355% on such assets in excess of $71 billion. On December 12, 2018, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2019, decreasing the annual rate to 0.352% on daily net assets in excess of $89 billion. For the six months ended March 31, 2019, the investment advisory services fee was $149,687,000, which was equivalent to an annualized rate of 0.376% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

20	New Perspective Fund

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

New Perspective Fund	21

For the six months ended March 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$49,419	$19,411		$1,985		Not applicable
Class C	7,015	685		353		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,014	1,120		405		Not applicable
Class F-2	Not applicable	4,543		2,103		Not applicable
Class F-3	Not applicable	173		1,031		Not applicable
Class 529-A	2,360	877		506		$669
Class 529-C	1,245	110		64		84
Class 529-E	199	20		20		27
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	53		32		42
Class R-1	382	42		19		Not applicable
Class R-2	1,890	924		126		Not applicable
Class R-2E	174	61		15		Not applicable
Class R-3	3,796	1,207		380		Not applicable
Class R-4	2,414	1,008		483		Not applicable
Class R-5E	Not applicable	41		19		Not applicable
Class R-5	Not applicable	403		396		Not applicable
Class R-6	Not applicable	53		4,045		Not applicable
Total class-specific expenses	$70,908	$30,731		$11,982		$822

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $111,000 in the fund’s statement of operations reflects $230,000 in current fees (either paid in cash or deferred) and a net decrease of $119,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

22	New Perspective Fund

Security transactions with related funds — The fund has purchased from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2019, the fund engaged in such purchase and sale transactions with related funds in the amounts of $234,320,000 and $1,559,399,000, respectively, which generated $7,380,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2019.

New Perspective Fund	23

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2019

Class A	$1,366,121	33,157	$2,566,642	70,706		$(2,664,212)	(64,664)	$1,268,551	39,199
Class C	109,326	2,758	85,560	2,456		(198,880)	(5,017)	(3,994)	197
Class T	—	—	—	—		—	—	—	—
Class F-1	174,383	4,241	103,813	2,878		(222,014)	(5,454)	56,182	1,665
Class F-2	1,970,166	47,459	542,924	15,019		(1,215,394)	(29,932)	1,297,696	32,546
Class F-3	884,555	21,338	275,231	7,589		(368,880)	(9,015)	790,906	19,912
Class 529-A	113,543	2,778	134,011	3,738		(157,936)	(3,860)	89,618	2,656
Class 529-C	14,916	379	15,360	442		(35,029)	(887)	(4,753)	(66)
Class 529-E	3,831	95	5,230	147		(8,543)	(213)	518	29
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	30,087	715	8,821	247		(9,706)	(239)	29,202	723
Class R-1	3,754	95	4,665	135		(10,983)	(278)	(2,564)	(48)
Class R-2	52,909	1,335	30,708	880		(82,665)	(2,082)	952	133
Class R-2E	9,208	226	3,572	100		(5,713)	(141)	7,067	185
Class R-3	122,260	3,017	97,429	2,747		(254,843)	(6,293)	(35,154)	(529)
Class R-4	157,081	3,812	129,458	3,619		(282,443)	(6,951)	4,096	480
Class R-5E	74,706	1,795	6,616	184		(9,990)	(242)	71,332	1,737
Class R-5	97,012	2,331	107,839	2,976		(231,466)	(5,683)	(26,615)	(376)
Class R-6	2,178,596	52,782	1,105,774	30,479		(763,118)	(18,367)	2,521,252	64,894
Total net increase (decrease)	$7,362,454	178,313	$5,223,654	144,342		$(6,521,815)	(159,318)	$6,064,293	163,337

See end of table for footnotes.

24	New Perspective Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2018

Class A	$2,946,453	65,178	$2,120,844	49,253		$(4,868,378)	(107,842)	$198,919	6,589
Class C	316,254	7,299	73,739	1,781		(369,215)	(8,522)	20,778	558
Class T	—	—	—	—		—	—	—	—
Class F-1	532,272	11,869	92,165	2,154		(682,251)	(15,163)	(57,814)	(1,140)
Class F-2	3,479,748	76,949	318,977	7,432		(1,380,512)	(30,601)	2,418,213	53,780
Class F-3	1,842,021	40,740	157,915	3,668		(477,678)	(10,544)	1,522,258	33,864
Class 529-A	347,294	7,770	108,848	2,558		(279,015)	(6,227)	177,127	4,101
Class 529-C	37,802	876	14,754	357		(183,840)	(4,244)	(131,284)	(3,011)
Class 529-E	9,554	217	4,362	103		(14,744)	(332)	(828)	(12)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	27,373	613	5,573	132		(19,215)	(431)	13,731	314
Class R-1	12,372	288	4,361	106		(20,331)	(474)	(3,598)	(80)
Class R-2	121,407	2,798	28,224	681		(175,351)	(4,070)	(25,720)	(591)
Class R-2E	26,151	592	3,095	73		(26,148)	(588)	3,098	77
Class R-3	337,785	7,666	88,652	2,105		(578,748)	(13,140)	(152,311)	(3,369)
Class R-4	396,042	8,905	112,371	2,646		(609,528)	(13,750)	(101,115)	(2,199)
Class R-5E	34,380	770	175	4		(1,827)	(40)	32,728	734
Class R-5	321,028	7,115	96,050	2,234		(441,881)	(9,863)	(24,803)	(514)
Class R-6	3,431,165	76,090	752,348	17,472		(1,288,054)	(28,391)	2,895,459	65,171
Total net increase (decrease)	$14,219,101	315,735	$3,982,454	92,759		$(11,416,716)	(254,222)	$6,784,839	154,272

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $14,092,753,000 and $7,906,866,000, respectively, during the six months ended March 31, 2019.

New Perspective Fund	25

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
3/31/2019[5,6]	$46.89	$.13	$(1.25)	$(1.12)
9/30/2018	43.54	.38	5.34	5.72
9/30/2017	37.41	.39	7.11	7.50
9/30/2016	35.80	.34	3.48	3.82
9/30/2015	38.12	.32	(.12)	.20
9/30/2014	36.52	.37	3.28	3.65
Class C:
3/31/2019[5,6]	44.80	(.04)	(1.17)	(1.21)
9/30/2018	41.82	.02	5.14	5.16
9/30/2017	35.98	.07	6.85	6.92
9/30/2016	34.53	.05	3.35	3.40
9/30/2015	36.91	.01	(.10)	(.09)
9/30/2014	35.43	.07	3.18	3.25
Class T:
3/31/2019[5,6]	46.91	.17	(1.26)	(1.09)
9/30/2018	43.57	.47	5.34	5.81
9/30/2017[5,11]	38.61	.27	4.69	4.96
Class F-1:
3/31/2019[5,6]	46.57	.11	(1.25)	(1.14)
9/30/2018	43.26	.36	5.30	5.66
9/30/2017	37.19	.35	7.07	7.42
9/30/2016	35.60	.32	3.47	3.79
9/30/2015	37.91	.30	(.12)	.18
9/30/2014	36.34	.35	3.25	3.60
Class F-2:
3/31/2019[5,6]	46.81	.17	(1.26)	(1.09)
9/30/2018	43.47	.47	5.33	5.80
9/30/2017	37.38	.47	7.08	7.55
9/30/2016	35.77	.42	3.49	3.91
9/30/2015	38.11	.40	(.13)	.27
9/30/2014	36.52	.46	3.28	3.74
Class F-3:
3/31/2019[5,6]	46.98	.19	(1.27)	(1.08)
9/30/2018	43.63	.52	5.34	5.86
9/30/2017[5,12]	37.16	.36	6.11	6.47

26	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income (loss) to average net assets[2,4]

$(.45)	$(2.41)	$(2.86)	$42.91	(1.16)%[7]	$41,908		.75%[8]		.75%[8]		.61%[8]
(.19)	(2.18)	(2.37)	46.89	13.48	43,958		.74		.74		.85
(.29)	(1.08)	(1.37)	43.54	20.87	40,527		.75		.75		.98
(.26)	(1.95)	(2.21)	37.41	10.91	36,897		.77		.77		.94
(.23)	(2.29)	(2.52)	35.80	.34	35,187		.75		.75		.84
(.30)	(1.75)	(2.05)	38.12	10.13	36,424		.76		.76		.98

(.10)	(2.41)	(2.51)	41.08	(1.55)[7]	1,454		1.54	[8]	1.54	[8]	(.18)	[8]
—	(2.18)	(2.18)	44.80	12.62	1,576		1.53		1.53		.06
—	(1.08)	(1.08)	41.82	19.88	1,448		1.55		1.55		.18
—	(1.95)	(1.95)	35.98	10.03	1,390		1.57		1.57		.14
—	(2.29)	(2.29)	34.53	(.45)	1,331		1.55		1.55		.04
(.02)	(1.75)	(1.77)	36.91	9.28	1,377		1.55		1.55		.18

(.54)	(2.41)	(2.95)	42.87	(1.03)[7,9]	—	[10]	.53	[8,9]	.53	[8,9]	.83	[8,9]
(.29)	(2.18)	(2.47)	46.91	13.71 [9]	—	[10]	.53	[9]	.53	[9]	1.04	[9]
—	—	—	43.57	12.85 [7,9]	—	[10]	.27	[7,9]	.27	[7,9]	.64	[7,9]

(.40)	(2.41)	(2.81)	42.62	(1.21)[7]	1,714		.84	[8]	.84	[8]	.53	[8]
(.17)	(2.18)	(2.35)	46.57	13.40	1,795		.81		.81		.79
(.27)	(1.08)	(1.35)	43.26	20.76	1,717		.83		.83		.91
(.25)	(1.95)	(2.20)	37.19	10.83	1,546		.84		.84		.88
(.20)	(2.29)	(2.49)	35.60	.31	1,326		.81		.81		.79
(.28)	(1.75)	(2.03)	37.91	10.04	1,203		.82		.82		.94

(.55)	(2.41)	(2.96)	42.76	(1.05)[7]	9,210		.56	[8]	.56	[8]	.82	[8]
(.28)	(2.18)	(2.46)	46.81	13.71	8,560		.54		.54		1.05
(.38)	(1.08)	(1.46)	43.47	21.09	5,611		.55		.55		1.19
(.35)	(1.95)	(2.30)	37.38	11.13	4,130		.55		.55		1.18
(.32)	(2.29)	(2.61)	35.77	.57	2,644		.55		.55		1.06
(.40)	(1.75)	(2.15)	38.11	10.38	2,166		.54		.54		1.21

(.58)	(2.41)	(2.99)	42.91	(1.00)[7]	4,745		.46	[8]	.46	[8]	.93	[8]
(.33)	(2.18)	(2.51)	46.98	13.81	4,260		.45		.45		1.16
—	—	—	43.63	17.41 [7]	2,478		.45	[8]	.45	[8]	1.27	[8]

See end of table for footnotes.

New Perspective Fund	27

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
3/31/2019[5,6]	$46.31	$.11	$(1.24)	$(1.13)
9/30/2018	43.05	.35	5.27	5.62
9/30/2017	37.01	.35	7.03	7.38
9/30/2016	35.43	.30	3.46	3.76
9/30/2015	37.75	.28	(.11)	.17
9/30/2014	36.20	.34	3.23	3.57
Class 529-C:
3/31/2019[5,6]	44.66	(.04)	(1.16)	(1.20)
9/30/2018	41.72	(.01)	5.13	5.12
9/30/2017	35.92	.05	6.83	6.88
9/30/2016	34.49	.03	3.35	3.38
9/30/2015	36.89	(.01)	(.10)	(.11)
9/30/2014	35.43	.04	3.18	3.22
Class 529-E:
3/31/2019[5,6]	45.79	.06	(1.20)	(1.14)
9/30/2018	42.58	.24	5.22	5.46
9/30/2017	36.62	.26	6.96	7.22
9/30/2016	35.07	.22	3.42	3.64
9/30/2015	37.39	.19	(.11)	.08
9/30/2014	35.87	.24	3.22	3.46
Class 529-T:
3/31/2019[5,6]	46.89	.16	(1.26)	(1.10)
9/30/2018	43.56	.45	5.34	5.79
9/30/2017[5,11]	38.61	.26	4.69	4.95
Class 529-F-1:
3/31/2019[5,6]	46.28	.16	(1.26)	(1.10)
9/30/2018	43.00	.45	5.27	5.72
9/30/2017	36.98	.44	7.01	7.45
9/30/2016	35.41	.39	3.44	3.83
9/30/2015	37.74	.37	(.12)	.25
9/30/2014	36.18	.42	3.24	3.66
Class R-1:
3/31/2019[5,6]	44.41	(.04)	(1.15)	(1.19)
9/30/2018	41.49	.02	5.08	5.10
9/30/2017	35.70	.07	6.80	6.87
9/30/2016	34.27	.05	3.33	3.38
9/30/2015	36.65	.02	(.11)	(.09)
9/30/2014	35.21	.07	3.17	3.24

28	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income (loss) to average net assets[2,4]

$(.41)	$(2.41)	$(2.82)	$42.36	(1.22)%[7]	$2,149		.83%[8]		.83%[8]		.53%[8]
(.18)	(2.18)	(2.36)	46.31	13.41	2,227		.82		.82		.78
(.26)	(1.08)	(1.34)	43.05	20.76	1,893		.82		.82		.91
(.23)	(1.95)	(2.18)	37.01	10.80	1,618		.86		.86		.86
(.20)	(2.29)	(2.49)	35.43	.30	1,503		.84		.84		.75
(.27)	(1.75)	(2.02)	37.75	10.01	1,516		.85		.85		.90

(.06)	(2.41)	(2.47)	40.99	(1.55)[7]	260		1.58	[8]	1.58	[8]	(.22)[8]
—	(2.18)	(2.18)	44.66	12.54	286		1.58		1.58		(.03)
—	(1.08)	(1.08)	41.72	19.80	393		1.60		1.60		.13
—	(1.95)	(1.95)	35.92	9.95	351		1.63		1.63		.08
—	(2.29)	(2.29)	34.49	(.48)	331		1.62		1.62		(.03)
(.01)	(1.75)	(1.76)	36.89	9.18	341		1.63		1.63		.11

(.31)	(2.41)	(2.72)	41.93	(1.31)[7]	83		1.06	[8]	1.06	[8]	.30	[8]
(.07)	(2.18)	(2.25)	45.79	13.15	89		1.05		1.05		.55
(.18)	(1.08)	(1.26)	42.58	20.47	84		1.06		1.06		.67
(.14)	(1.95)	(2.09)	36.62	10.54	74		1.09		1.09		.62
(.11)	(2.29)	(2.40)	35.07	.04	71		1.09		1.09		.51
(.19)	(1.75)	(1.94)	37.39	9.75	73		1.09		1.09		.65

(.52)	(2.41)	(2.93)	42.86	(1.07)[7,9]	—	[10]	.58	[8,9]	.58	[8,9]	.79	[8,9]
(.28)	(2.18)	(2.46)	46.89	13.65 [9]	—	[10]	.59	[9]	.59	[9]	.99	[9]
—	—	—	43.56	12.82 [7,9]	—	[10]	.29	[7,9]	.29	[7,9]	.62	[7,9]

(.53)	(2.41)	(2.94)	42.24	(1.08)[7]	139		.60	[8]	.60	[8]	.78	[8]
(.26)	(2.18)	(2.44)	46.28	13.67	119		.59		.59		1.00
(.35)	(1.08)	(1.43)	43.00	21.02	97		.61		.61		1.13
(.31)	(1.95)	(2.26)	36.98	11.07	76		.63		.63		1.09
(.29)	(2.29)	(2.58)	35.41	.47	62		.63		.63		.97
(.35)	(1.75)	(2.10)	37.74	10.27	60		.63		.63		1.12

(.08)	(2.41)	(2.49)	40.73	(1.56)[7]	79		1.55	[8]	1.55	[8]	(.20)[8]
—	(2.18)	(2.18)	44.41	12.59	88		1.54		1.54		.04
—	(1.08)	(1.08)	41.49	19.89	85		1.54		1.54		.18
—	(1.95)	(1.95)	35.70	10.01	89		1.56		1.56		.14
—	(2.29)	(2.29)	34.27	(.43)	98		1.54		1.54		.05
(.05)	(1.75)	(1.80)	36.65	9.28	102		1.55		1.55		.20

See end of table for footnotes.

New Perspective Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
3/31/2019[5,6]	$44.85	$(.04)	$(1.16)	$(1.20)
9/30/2018	41.87	.02	5.14	5.16
9/30/2017	36.03	.07	6.85	6.92
9/30/2016	34.56	.05	3.37	3.42
9/30/2015	36.93	.03	(.11)	(.08)
9/30/2014	35.46	.07	3.19	3.26
Class R-2E:
3/31/2019[5,6]	46.02	.02	(1.21)	(1.19)
9/30/2018	42.85	.15	5.26	5.41
9/30/2017	37.01	.20	7.00	7.20
9/30/2016	35.67	.19	3.47	3.66
9/30/2015	38.12	.68	(.50)	.18
9/30/2014[5,14]	39.03	.03	(.94)	(.91)
Class R-3:
3/31/2019[5,6]	45.73	.05	(1.21)	(1.16)
9/30/2018	42.52	.22	5.22	5.44
9/30/2017	36.57	.25	6.95	7.20
9/30/2016	35.03	.21	3.41	3.62
9/30/2015	37.34	.19	(.11)	.08
9/30/2014	35.83	.24	3.21	3.45
Class R-4:
3/31/2019[5,6]	46.23	.11	(1.23)	(1.12)
9/30/2018	42.96	.35	5.28	5.63
9/30/2017	36.94	.37	7.01	7.38
9/30/2016	35.37	.32	3.44	3.76
9/30/2015	37.69	.30	(.11)	.19
9/30/2014	36.14	.36	3.24	3.60
Class R-5E:
3/31/2019[5,6]	46.69	.19	(1.29)	(1.10)
9/30/2018	43.40	.31	5.47	5.78
9/30/2017	37.30	.47	7.04	7.51
9/30/2016[5,15]	39.06	.35	.23	.58
Class R-5:
3/31/2019[5,6]	46.92	.18	(1.27)	(1.09)
9/30/2018	43.56	.50	5.34	5.84
9/30/2017	37.44	.49	7.10	7.59
9/30/2016	35.82	.44	3.49	3.93
9/30/2015	38.15	.41	(.11)	.30
9/30/2014	36.55	.48	3.27	3.75

30	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income (loss) to average net assets[2,4]

$(.09)	$(2.41)	$(2.50)	$41.15	(1.54)%[7]	$528		1.56%[8]		1.56%[8]		(.20)%[8]
—	(2.18)	(2.18)	44.85	12.60	570		1.54		1.54		.05
— [13]	(1.08)	(1.08)	41.87	19.87	557		1.55		1.55		.18
—	(1.95)	(1.95)	36.03	10.05	536		1.55		1.55		.16
—	(2.29)	(2.29)	34.56	(.40)	544		1.51		1.51		.08
(.04)	(1.75)	(1.79)	36.93	9.28	595		1.54		1.54		.20

(.22)	(2.41)	(2.63)	42.20	(1.41)[7]	63		1.26	[8]	1.26	[8]	.11	[8]
(.06)	(2.18)	(2.24)	46.02	12.92	60		1.24		1.24		.33
(.28)	(1.08)	(1.36)	42.85	20.26	53		1.24		1.24		.51
(.37)	(1.95)	(2.32)	37.01	10.46	25		1.24		1.24		.52
(.34)	(2.29)	(2.63)	35.67	.29 [9]	—	[10]	.95	[9]	.95	[9]	1.79	[9]
—	—	—	38.12	(2.33)[7,9]	—	[10]	.05	[7,9]	.05	[7,9]	.08	[7,9]

(.27)	(2.41)	(2.68)	41.89	(1.33)[7]	1,560		1.11	[8]	1.11	[8]	.25	[8]
(.05)	(2.18)	(2.23)	45.73	13.09	1,728		1.09		1.09		.49
(.17)	(1.08)	(1.25)	42.52	20.44	1,750		1.09		1.09		.64
(.13)	(1.95)	(2.08)	36.57	10.52	1,600		1.11		1.11		.60
(.10)	(2.29)	(2.39)	35.03	.04	1,573		1.09		1.09		.50
(.19)	(1.75)	(1.94)	37.34	9.75	1,670		1.10		1.10		.64

(.42)	(2.41)	(2.83)	42.28	(1.17)[7]	1,986		.80	[8]	.80	[8]	.56	[8]
(.18)	(2.18)	(2.36)	46.23	13.44	2,149		.79		.79		.80
(.28)	(1.08)	(1.36)	42.96	20.80	2,092		.79		.79		.95
(.24)	(1.95)	(2.19)	36.94	10.84	1,814		.81		.81		.90
(.22)	(2.29)	(2.51)	35.37	.34	1,741		.79		.79		.80
(.30)	(1.75)	(2.05)	37.69	10.09	1,851		.80		.80		.95

(.59)	(2.41)	(3.00)	42.59	(1.06)[7]	107		.56	[8]	.56	[8]	.93	[8]
(.31)	(2.18)	(2.49)	46.69	13.68	36		.57		.57		.68
(.33)	(1.08)	(1.41)	43.40	20.98	2		.59		.59		1.17
(.39)	(1.95)	(2.34)	37.30	1.68 [7]	—	[10]	.70	[8]	.69	[8]	1.14	[8]

(.56)	(2.41)	(2.97)	42.86	(1.04)[7]	1,626		.50	[8]	.50	[8]	.86	[8]
(.30)	(2.18)	(2.48)	46.92	13.79	1,798		.49		.49		1.10
(.39)	(1.08)	(1.47)	43.56	21.16	1,691		.49		.49		1.24
(.36)	(1.95)	(2.31)	37.44	11.19	1,475		.50		.50		1.21
(.34)	(2.29)	(2.63)	35.82	.64	1,435		.49		.49		1.09
(.40)	(1.75)	(2.15)	38.15	10.41	1,386		.49		.49		1.26

See end of table for footnotes.

New Perspective Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
3/31/2019[5,6]	$47.00	$.19	$(1.27)	$(1.08)
9/30/2018	43.64	.52	5.34	5.86
9/30/2017	37.51	.51	7.11	7.62
9/30/2016	35.88	.45	3.51	3.96
9/30/2015	38.21	.44	(.13)	.31
9/30/2014	36.60	.49	3.29	3.78

	Six months ended March 31,	Year ended September 30
	2019[5,6,7]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	10%	23%	28%	22%[16]	27%	25%

See notes to financial statements

32	New Perspective Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments	Ratio of expenses to average net assets after reimburse- ments[4]	Ratio of net income (loss) to average net assets[2,4]

$(.58)	$(2.41)	$(2.99)	$42.93	(.99)%[7]	$18,103	.45%[8]	.45%[8]	.93%[8]
(.32)	(2.18)	(2.50)	47.00	13.82	16,772	.44	.44	1.15
(.41)	(1.08)	(1.49)	43.64	21.22	12,727	.45	.45	1.29
(.38)	(1.95)	(2.33)	37.51	11.26	9,398	.45	.45	1.25
(.35)	(2.29)	(2.64)	35.88	.68	8,200	.45	.45	1.15
(.42)	(1.75)	(2.17)	38.21	10.48	7,317	.45	.45	1.30

[1]	Based on average shares outstanding.
[2]	For the year ended September 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .11 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class R-2E shares began investment operations on August 29, 2014.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Includes the value of securities sold due to a redemption of shares in-kind. The rate would have been 21% without the redemption of shares in-kind.

New Perspective Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2018, through March 31, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	New Perspective Fund

	Beginning account value 10/1/2018	Ending account value 3/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$988.43	$3.72	.75%
Class A – assumed 5% return	1,000.00	1,021.19	3.78	.75
Class C – actual return	1,000.00	984.48	7.62	1.54
Class C – assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class T – actual return	1,000.00	989.65	2.63	.53
Class T – assumed 5% return	1,000.00	1,022.29	2.67	.53
Class F-1 – actual return	1,000.00	987.89	4.16	.84
Class F-1 – assumed 5% return	1,000.00	1,020.74	4.23	.84
Class F-2 – actual return	1,000.00	989.47	2.78	.56
Class F-2 – assumed 5% return	1,000.00	1,022.14	2.82	.56
Class F-3 – actual return	1,000.00	990.02	2.28	.46
Class F-3 – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class 529-A – actual return	1,000.00	987.84	4.11	.83
Class 529-A – assumed 5% return	1,000.00	1,020.79	4.18	.83
Class 529-C – actual return	1,000.00	984.46	7.82	1.58
Class 529-C – assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class 529-E – actual return	1,000.00	986.91	5.25	1.06
Class 529-E – assumed 5% return	1,000.00	1,019.65	5.34	1.06
Class 529-T – actual return	1,000.00	989.25	2.88	.58
Class 529-T – assumed 5% return	1,000.00	1,022.04	2.92	.58
Class 529-F-1 – actual return	1,000.00	989.22	2.98	.60
Class 529-F-1 – assumed 5% return	1,000.00	1,021.94	3.02	.60
Class R-1 – actual return	1,000.00	984.44	7.67	1.55
Class R-1 – assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class R-2 – actual return	1,000.00	984.55	7.72	1.56
Class R-2 – assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class R-2E – actual return	1,000.00	985.88	6.24	1.26
Class R-2E – assumed 5% return	1,000.00	1,018.65	6.34	1.26
Class R-3 – actual return	1,000.00	986.72	5.50	1.11
Class R-3 – assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class R-4 – actual return	1,000.00	988.25	3.97	.80
Class R-4 – assumed 5% return	1,000.00	1,020.94	4.03	.80
Class R-5E – actual return	1,000.00	989.37	2.78	.56
Class R-5E – assumed 5% return	1,000.00	1,022.14	2.82	.56
Class R-5 – actual return	1,000.00	989.59	2.48	.50
Class R-5 – assumed 5% return	1,000.00	1,022.44	2.52	.50
Class R-6 – actual return	1,000.00	990.09	2.23	.45
Class R-6 – assumed 5% return	1,000.00	1,022.69	2.27	.45

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

New Perspective Fund	35

Approval of Investment Advisory and Service Agreement

New Perspective Fund‘s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2020. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $89 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of pursuing long-term growth of capital and secondary objective of future income. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund

36	New Perspective Fund

indexes, over various periods through May 31, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Global Funds Index, the MSCI All Country World Index and the MSCI World Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes for all periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Global Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from receiving research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time CRMC has undertaken to bear the cost for such services. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

New Perspective Fund	37

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	New Perspective Fund

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New Perspective Fund	39

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40	New Perspective Fund

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New Perspective Fund	41

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42	New Perspective Fund

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

1,834,186,478

Total shares voting on November 28, 2018

1,457,528,351 (79.5% of shares outstanding)

The proposal: to elect board members

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Elisabeth Allison	1,423,705,276	97.7%	33,823,075	2.3%
Vanessa C. L. Chang	1,415,469,861	97.1	42,058,490	2.9
Pablo R. González Guajardo	1,268,209,870	87.0	189,318,482	13.0
Joanna F. Jonsson	1,424,173,791	97.7	33,354,560	2.3
Carl M. Kawaja	1,421,837,265	97.6	35,691,086	2.4
Martin E. Koehler	1,422,666,835	97.6	34,861,516	2.4
Pascal Millaire	1,422,110,594	97.6	35,417,758	2.4
William I. Miller	1,372,352,520	94.2	85,175,831	5.8
Alessandro Ovi	1,411,468,734	96.8	46,059,617	3.2
Josette Sheeran	1,424,100,492	97.7	33,427,860	2.3
Amy Zegart	1,424,416,478	97.7	33,111,873	2.3

New Perspective Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	New Perspective Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2019, portfolio of New Perspective Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

New Perspective Fund®

Investment portfolio

March 31, 2019

unaudited

Common stocks 93.90% Information technology 20.72%	Shares	Value (000)
Microsoft Corp.	16,263,100	$1,918,070
Taiwan Semiconductor Manufacturing Co., Ltd.	218,983,941	1,744,312
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	121,020
Mastercard Inc., Class A	6,700,600	1,577,656
Broadcom Inc.	5,092,600	1,531,396
Visa Inc., Class A	7,923,000	1,237,493
ASML Holding NV	4,109,516	770,767
ASML Holding NV (New York registered)	2,094,770	393,921
ServiceNow, Inc.1	2,921,675	720,164
Samsung Electronics Co., Ltd.	17,821,621	701,027
Samsung Electronics Co., Ltd., nonvoting preferred	596,200	19,040
Intel Corp.	11,140,200	598,229
GoDaddy Inc., Class A1	7,229,297	543,571
Murata Manufacturing Co., Ltd.	9,586,300	476,763
Adobe Inc.1	1,615,000	430,381
Temenos AG	2,780,219	409,878
Largan Precision Co., Ltd.	2,691,000	401,635
Amadeus IT Group SA, Class A, non-registered shares	4,562,000	365,384
Texas Instruments Inc.	3,443,600	365,263
Autodesk, Inc.1	2,015,000	313,977
Global Payments Inc.	2,282,000	311,539
Apple Inc.	1,623,469	308,378
VeriSign, Inc.1	1,535,000	278,695
Keyence Corp.	446,520	277,871
Trimble Inc.1	6,519,216	263,376
ON Semiconductor Corp.1	12,546,200	258,075
MediaTek Inc.	25,719,000	235,740
SAP SE	1,911,024	220,800
FLIR Systems, Inc.	3,644,000	173,382
Amphenol Corp., Class A	1,700,000	160,548
Halma PLC	5,564,540	121,179
PayPal Holdings, Inc.1	945,580	98,189
AAC Technologies Holdings Inc.	12,407,210	73,416
Symantec Corp.	3,073,000	70,648
Workday, Inc., Class A1	363,500	70,101
QUALCOMM Inc.	1,079,900	61,587
Micro Focus International PLC	2,344,100	60,955
NetApp, Inc.	536,300	37,187
Renesas Electronics Corp.1	5,531,289	25,553
LG Display Co., Ltd.1	800,000	13,743
		17,760,909
Consumer discretionary 14.29%
Amazon.com, Inc.1	1,822,932	3,246,186
Naspers Ltd., Class N	4,737,322	1,094,026
Tesla, Inc.1	3,232,000	904,508
NIKE, Inc., Class B	10,128,300	852,904

New Perspective Fund — Page 1 of 7

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE	1,886,158	$693,770
Ctrip.com International, Ltd. (ADR)1	11,823,800	516,582
Hilton Worldwide Holdings Inc.	5,986,101	497,505
adidas AG	1,949,487	473,669
Norwegian Cruise Line Holdings Ltd.1	8,132,983	446,989
Home Depot, Inc.	2,125,000	407,766
Kering SA	681,611	390,862
MGM Resorts International	10,555,000	270,841
Hermès International	365,942	241,453
Suzuki Motor Corp.	4,747,400	209,806
Booking Holdings Inc.1	107,180	187,019
Galaxy Entertainment Group Ltd.	24,779,000	168,719
Industria de Diseño Textil, SA	5,451,172	160,209
Hyundai Motor Co.	1,396,206	146,989
EssilorLuxottica	1,272,382	138,990
Melco Resorts & Entertainment Ltd. (ADR)	5,953,000	134,478
MercadoLibre, Inc.1	242,900	123,328
Restaurant Brands International Inc.	1,639,000	106,715
Wynn Resorts, Ltd.	829,500	98,976
Ryohin Keikaku Co., Ltd.	369,900	93,585
Marriott International, Inc., Class A	700,000	87,563
GVC Holdings PLC	11,685,900	85,082
Valeo SA, non-registered shares	2,708,600	78,542
Nitori Holdings Co., Ltd.	505,000	65,158
Samsonite International SA	19,654,901	62,971
YUM! Brands, Inc.	595,000	59,387
Domino’s Pizza, Inc.	190,000	49,039
Wynn Macau, Ltd.	14,533,918	34,252
McDonald’s Corp.	177,000	33,612
Tiffany & Co.	218,000	23,010
Sodexo SA	201,000	22,132
Cie. Financière Richemont SA, Class A	265,600	19,349
DENSO Corp.	479,800	18,689
		12,244,661
Health care 11.59%
Intuitive Surgical, Inc.1	2,080,000	1,186,806
Boston Scientific Corp.1	23,870,055	916,133
Thermo Fisher Scientific Inc.	2,657,974	727,541
AstraZeneca PLC	8,400,702	667,653
Regeneron Pharmaceuticals, Inc.1	1,368,000	561,728
Zoetis Inc., Class A	5,525,000	556,202
Vertex Pharmaceuticals Inc.1	2,499,900	459,857
Incyte Corp.1	5,172,628	444,898
Novartis AG	3,923,051	377,354
Novo Nordisk A/S, Class B	6,632,133	347,182
Danaher Corp.	2,599,365	343,168
Seattle Genetics, Inc.1	3,743,903	274,203
Ultragenyx Pharmaceutical Inc.1,2	3,397,088	235,622
IDEXX Laboratories, Inc.1	1,017,000	227,401
Biogen Inc.1	955,500	225,861
Koninklijke Philips NV	4,650,027	189,425
Pfizer Inc.	4,445,000	188,779
Merck & Co., Inc.	2,168,800	180,379
HOYA Corp.	2,384,200	157,233

New Perspective Fund — Page 2 of 7

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Bluebird Bio, Inc.1	954,300	$150,140
Hologic, Inc.1	3,070,000	148,588
BeiGene, Ltd. (ADR)1	1,071,647	141,457
Agios Pharmaceuticals, Inc.1	2,086,622	140,722
Johnson & Johnson	820,200	114,656
Coloplast A/S, Class B	1,041,950	114,318
Shionogi & Co., Ltd.	1,816,500	112,304
Medtronic PLC	1,007,900	91,799
Mylan NV1	3,200,000	90,688
Abbott Laboratories	1,040,000	83,138
Roche Holding AG, nonvoting, non-registered shares	288,503	79,489
Straumann Holding AG	96,267	78,551
Grifols, SA, Class B, nonvoting preferred, non-registered shares	3,791,766	75,200
Fisher & Paykel Healthcare Corp. Ltd.	6,624,467	70,827
Eli Lilly and Co.	436,700	56,666
Demant A/S1	1,477,695	43,695
Sanofi	353,000	31,179
Bayer AG	363,800	23,506
Sun Pharmaceutical Industries Ltd.	3,309,335	22,875
		9,937,223
Financials 10.45%
JPMorgan Chase & Co.	12,741,200	1,289,792
AIA Group Ltd.	119,438,000	1,189,062
CME Group Inc., Class A	6,426,400	1,057,657
London Stock Exchange Group PLC	11,282,400	698,148
Chubb Ltd.	3,999,300	560,222
Moody’s Corp.	2,989,700	541,405
BlackRock, Inc.	1,113,789	476,000
DNB ASA	18,600,861	342,473
ICICI Bank Ltd. (ADR)	12,430,000	142,448
ICICI Bank Ltd.	24,001,523	138,760
Prudential PLC	12,416,663	248,646
Intercontinental Exchange, Inc.	3,134,000	238,623
Hong Kong Exchanges and Clearing Ltd.	6,475,400	225,692
Arch Capital Group Ltd.1	5,324,850	172,099
State Street Corp.	2,378,836	156,551
SVB Financial Group1	687,816	152,943
Hiscox Ltd.	7,374,600	149,839
Bank of America Corp.	5,012,000	138,281
Svenska Handelsbanken AB, Class A	11,529,917	121,657
Sampo Oyj, Class A	2,265,112	102,677
Berkshire Hathaway Inc., Class A1	280	84,340
UniCredit SpA	5,707,501	73,166
T. Rowe Price Group, Inc.	725,000	72,587
Macquarie Group Ltd.	735,000	67,543
Banco Bilbao Vizcaya Argentaria, SA	11,375,959	64,992
Fairfax Financial Holdings Ltd., subordinate voting shares (CAD denominated)	132,200	61,235
Morgan Stanley	1,270,500	53,615
Bank of New York Mellon Corp.	1,003,100	50,586
Goldman Sachs Group, Inc.	262,326	50,364
Mitsubishi UFJ Financial Group, Inc.	7,758,500	38,502
Bank of China Ltd., Class H	73,145,000	33,172
Barclays PLC	16,302,781	32,844
Société Générale	1,083,000	31,313

New Perspective Fund — Page 3 of 7

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
AXA SA	1,203,000	$30,269
KBC Groep NV	412,849	28,843
Deutsche Bank AG	2,899,744	23,615
MetLife, Inc.	403,800	17,190
Brighthouse Financial, Inc.1	36,709	1,332
		8,958,483
Communication services 8.92%
Facebook, Inc., Class A1	13,114,800	2,186,106
Alphabet Inc., Class C1	926,723	1,087,333
Alphabet Inc., Class A1	622,800	732,967
Netflix, Inc.1	3,341,000	1,191,267
SoftBank Group Corp.	6,757,834	655,174
Nintendo Co., Ltd.	1,555,100	442,831
Activision Blizzard, Inc.	6,635,900	302,132
América Móvil, SAB de CV, Series L (ADR)	19,353,600	276,369
Vodafone Group PLC	106,665,167	194,219
Altice Europe NV, Class A1	60,844,890	159,780
CBS Corp., Class B	1,908,924	90,731
Spotify Technology SA1	596,000	82,725
Cellnex Telecom, SA	2,772,358	81,355
Koninklijke KPN NV	14,222,073	45,085
Altice USA, Inc., Class A	2,042,784	43,879
Inmarsat PLC	3,807,400	27,522
Bharti Airtel Ltd.	4,702,452	22,611
MultiChoice Group Ltd.1	2,582,219	21,601
		7,643,687
Industrials 8.24%
Airbus SE, non-registered shares	7,096,759	938,577
Safran SA	5,937,126	814,182
ASSA ABLOY AB, Class B	21,942,886	473,679
IDEX Corp.	3,023,500	458,786
Ryanair Holdings PLC (ADR)1	4,828,200	361,825
Boeing Co.	930,800	355,026
DSV A/S	3,909,797	323,339
Equifax Inc.	2,297,900	272,301
Deere & Co.	1,387,700	221,810
MTU Aero Engines AG	952,000	215,503
MISUMI Group Inc.	7,686,200	190,855
Fortive Corp.	2,000,000	167,780
Westinghouse Air Brake Technologies Corp.	2,275,900	167,779
Edenred SA	3,619,413	164,717
TransDigm Group Inc.1	336,450	152,745
RELX PLC	7,043,200	150,582
Johnson Controls International PLC	3,900,000	144,066
SMC Corp.	382,800	143,442
Aalberts Industries NV, non-registered shares	3,965,000	137,124
Aggreko PLC2	12,982,339	133,106
Eaton Corp. PLC	1,650,000	132,924
Northrop Grumman Corp.	491,300	132,455
Recruit Holdings Co., Ltd.	3,776,348	107,706
DP World PLC	6,196,231	99,140
International Consolidated Airlines Group, SA (CDI)	14,024,984	93,526
Epiroc AB1	8,765,051	86,105

New Perspective Fund — Page 4 of 7

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Middleby Corp.1	550,130	$71,533
Spirax-Sarco Engineering PLC	708,230	66,323
Nidec Corp.	505,100	63,918
Rheinmetall AG	489,351	50,985
Larsen & Toubro Ltd.	2,525,314	50,499
Honeywell International Inc.	238,600	37,918
PageGroup PLC	4,658,357	28,516
JGC Corp.	2,096,300	27,823
United Technologies Corp.	152,500	19,656
General Electric Co.	1,053,000	10,520
		7,066,771
Consumer staples 8.02%
Nestlé SA	10,777,488	1,027,149
Pernod Ricard SA	4,297,502	771,316
Costco Wholesale Corp.	2,365,700	572,831
British American Tobacco PLC	10,084,370	419,512
Mondelez International, Inc.	6,547,500	326,851
Carlsberg A/S, Class B	2,355,213	294,145
Walgreens Boots Alliance, Inc.	4,484,500	283,734
KOSÉ Corp.	1,437,200	263,631
Coca-Cola European Partners PLC	5,060,479	261,829
Asahi Group Holdings, Ltd.	5,869,900	261,108
Coca-Cola Co.	5,468,400	256,249
Associated British Foods PLC	7,486,059	237,808
L’Oréal SA, bonus shares3	686,197	184,584
L’Oréal SA, non-registered shares	197,010	52,995
WH Group Ltd.	205,841,500	220,265
Japan Tobacco Inc.	7,026,700	174,035
Reckitt Benckiser Group PLC	1,876,176	155,952
Danone SA	1,917,582	147,755
Diageo PLC	3,449,522	140,985
Fomento Económico Mexicano, SAB de CV (ADR)	800,000	73,824
Fomento Económico Mexicano, SAB de CV	6,125,000	56,532
Shoprite Holdings Ltd.	10,746,238	118,129
Godrej Consumer Products Ltd.	11,431,785	113,204
PepsiCo, Inc.	748,100	91,680
Coca-Cola HBC AG (CDI)	2,515,322	85,670
Unilever NV, depository receipts	1,125,602	65,380
Uni-Charm Corp.	1,890,000	62,466
Anheuser-Busch InBev SA/NV	595,000	49,898
Philip Morris International Inc.	441,000	38,980
Unilever PLC	666,760	38,167
General Mills, Inc.	462,000	23,909
		6,870,573
Materials 5.52%
Vale SA, ordinary nominative (ADR)	46,957,820	613,269
Vale SA, ordinary nominative	7,577,155	98,562
Koninklijke DSM NV	5,366,624	584,904
Linde PLC	2,395,600	421,458
Linde PLC (EUR denominated)	569,800	99,711
DowDuPont Inc.	8,054,005	429,359
Asahi Kasei Corp.	38,649,973	398,252
Sherwin-Williams Co.	855,484	368,466

New Perspective Fund — Page 5 of 7

unaudited

Common stocks (continued) Materials (continued)	Shares	Value (000)
Shin-Etsu Chemical Co., Ltd.	3,440,000	$288,038
Nutrien Ltd. (CAD denominated)	4,155,400	219,159
Gerdau SA (ADR)	51,653,912	200,417
Chr. Hansen Holding A/S	1,919,776	194,591
Rio Tinto PLC	3,000,000	174,307
LafargeHolcim Ltd.	3,348,994	165,440
Air Liquide SA, non-registered shares	925,310	117,654
Air Liquide SA, bonus shares1,3	156,272	19,870
LANXESS AG	1,803,000	96,150
First Quantum Minerals Ltd.	6,850,000	77,657
Barrick Gold Corp.	3,968,000	54,401
Newmont Mining Corp.	1,145,400	40,971
CF Industries Holdings, Inc.	622,500	25,448
CCL Industries Inc., Class B, nonvoting shares	603,000	24,411
Alrosa PJSC	12,510,000	17,620
		4,730,115
Energy 4.21%
Enbridge Inc. (CAD denominated)	15,936,052	577,173
Enbridge Inc. (CAD denominated)4	2,323,647	84,158
Reliance Industries Ltd.	25,311,500	498,100
Royal Dutch Shell PLC, Class B	12,911,100	408,294
Royal Dutch Shell PLC, Class A (GBP denominated)	387,149	12,170
EOG Resources, Inc.	3,678,000	350,072
Baker Hughes, a GE Co., Class A	9,390,000	260,291
Occidental Petroleum Corp.	3,300,300	218,480
Schlumberger Ltd.	4,967,700	216,443
ConocoPhillips	2,990,000	199,553
Canadian Natural Resources, Ltd. (CAD denominated)	6,438,000	176,758
Rosneft Oil Co. PJSC (GDR)	19,258,387	120,943
INPEX Corp.	12,625,200	120,237
Halliburton Co.	3,440,700	100,813
CNOOC Ltd.	52,700,000	98,687
Chevron Corp.	391,700	48,250
LUKOIL Oil Co. PJSC (ADR)	444,000	39,782
Ensco PLC, Class A	9,632,669	37,856
Core Laboratories NV	333,343	22,977
Gazprom PJSC (ADR)	4,662,000	21,044
		3,612,081
Utilities 1.19%
Ørsted AS	4,969,200	376,606
Sempra Energy	2,024,700	254,829
AES Corp.	12,110,873	218,964
Enel SpA	26,698,704	170,831
		1,021,230
Real estate 0.75%
American Tower Corp. REIT	1,319,800	260,080
Equinix, Inc. REIT	344,300	156,023
CK Asset Holdings Ltd.	17,426,500	154,952
Digital Realty Trust, Inc. REIT	591,900	70,436
		641,491
Total common stocks (cost: $50,960,483,000)		80,487,224

New Perspective Fund — Page 6 of 7

unaudited

Convertible bonds 0.04% Energy 0.04%	Principal amount (000)	Value (000)
Weatherford International PLC, convertible notes, 5.875% 2021	$41,536	$33,748
Total convertible bonds (cost: $41,265,000)		33,748
Short-term securities 5.98% Money market investments 5.98%	Shares
Capital Group Central Cash Fund	51,268,775	5,125,852
Total short-term securities (cost: $5,126,347,000)		5,125,852
Total investment securities 99.92% (cost: $56,128,095,000)		85,646,824
Other assets less liabilities 0.08%		67,369
Net assets 100.00%		$85,714,193

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $204,454,000, which represented .24% of the net assets of the fund.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $84,158,000, which represented .10% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-007-0519O-S66066	New Perspective Fund — Page 7 of 7

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: May 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: May 31, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2019